Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Fair Values of the Company's Restricted Shares	The estimated October Modification date fair values of the Company’s restricted shares under the 2021 Restricted Shares Plan were calculated based on the following assumptions:

Common share and equivalents price - marketable (1)	$10.26
Discount for lack of marketability (“DLOM”) (2)	16.0%
*Term (3)	4.5	years
*Volatility (4)	83.3%
*Risk-free rate (5)	0.3%

(1)	Represents the publicly traded common stock price of dMY as of the modification date on October 27, 2020
(2)
Represents the discount for lack of marketability of the historical Incentive Securities as of the modification date on October 27, 2020 (subsequently converted to restricted shares upon Closing), calculated using the Finnerty Method

(3)	Represents the sum of the expected term from the modification date to Closing (6 months) and the vesting period of 4 years for Performance-Vesting Restricted Shares
(4)	Calculated based on comparable companies’ historical volatilities over a matching term of 4.5 years
(5)	Based on the U.S. Constant Maturity Treasury yield curve as of the modification date over a matching term of 4.5 years
*	Only used to estimate the modification date fair value of historical Class D Incentive Securities (subsequently converted to Performance-Vesting Restricted Shares) under Monte Carlo simulations

Summary of Company's Overall Restricted Shares
A summary of the Company’s overall restricted shares activities for the year ended December 31, 2021 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted shares as of December 31, 2020	—
Granted	10,995,112	$8.70
Forfeited	(5,842)	$8.62
Vested	(2,100,115)	$9.76

Unvested restricted shares as of December 31, 2021	8,889,155	$8.44

Summary of the Company's Options Activity
A

summary of the Company’s Incentive Securities activity for the year ended December
31
,
2021
is as follows (awards outstanding are recalculated based on the Exchange Ratio established during the Merger as the result of the reverse capitalization. See Note
2
–
Reverse Capitalization
for
details):

	Awards Outstanding	Weighted Averaged Exercise Price	Aggregate Intrinsic Value
			(in thousands)

Unvested awards December 31, 2020	31,168,684	$1.60	$16,243
Converted	(31,168,684)	$1.39

Outstanding as of December 31, 2021	—		$—

Summary of the Company's Warrants Activity
A summary of the Company’s warrants activity for the year ended December 31, 2021 is as follows:

	Number of Warrants	Weighted Averaged Exercise Price
Outstanding as of December 31, 2020	—
Issued	18,500,000	$0.01

Outstanding as of December 31, 2021	18,500,000

Summary of the Company's Total Stock-based Compensation Expense
The Company’s total stock-based compensation expense was summarized as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019

Cost of revenue	$243,512	$—	$—
Sales and marketing	3,546	—	—
Research and development	4,670	—	—
General and administrative	237,746	—	—

Total	$489,474	$—	$—

Employee Stock Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of the Company's Options Activity
A summary of the Company’s options activity for the year ended December 31, 2021 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2020	—
Granted	445,868	$10.00
Forfeited	(9,630)	$10.00

Outstanding as of December 31, 2021	436,238	$10.00	4.30	$—
Exercisable as of December 31, 2021	58,053

Unvested as of December 31, 2021	378,185

2021 Restricted Shares Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Fair Values of the Company's Restricted Shares
The estimated Grant Date fair value of the Company’s options under the 2021 Option Plan was calculated using a combination of the Black Scholes Option Pricing Model and Monte Carlo simulations based on the following assumptions:

Time to maturity (1)	5.0	years
Common stock price (2)	$16.21
Volatility (3)	90.1%
Risk-free rate (4)	0.8%
Strike price (1)	$10.00
Dividend yield (5)	0.0%

(1)	Based on contractual terms
(2)	Represents the publicly traded common stock price as of the Grant Date
(3)	Calculated based on comparable companies’ historical volatilities over a matching term of 5 years
(4)	Based on the U.S. Constant Maturity Treasury yield curve as of the valuation date over a matching term over 5 years
(5)	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future